Liabilities to Banks and debentures - Disclosure of Long-term bank loans (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total long-term bank loans	$ 314,064	$ 0
Long term bank loan
Disclosure of detailed information about borrowings [line items]
Total bank loans	13,685	22,583
Less - current maturities	(3,220)	(3,978)
Total long-term bank loans	$ 10,465	$ 18,605